CUSTOMER DEPOSITS - Deposits - Additional information (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of customer deposits [abstract]
Deposits received	$ 14,702,118	$ 26,380,487